Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contracts with Customers
Schedule of disaggregation of revenue

	Three months ended June 30,		Six months ended June 30,
(in $ millions)	2022	2021	2022	2021
Travel revenue	$388	$79	$645	$141
Products and professional services revenue	98	74	191	138
Total revenue	$486	$153	$836	$279

Schedule of accounts receivables, net, and contract liabilities

		Contract	Contract
		liabilities	liabilities
	Accounts	Client	Deferred
	receivables,	incentives, net	revenue
(in $ millions)	net (1)	(non-current)	(current)
Balance as of June 30, 2022	$688	$6	$24
Balance as of December 31, 2021	$375	$3	$18
(1)	Accounts receivables, net, exclude balances not related to contracts with customers.